Subsidiary Entities and Subsidiary Companies	12 Months Ended
Dec. 31, 2022
Disclosure of subsidiaries [abstract]
Subsidiary Entities and Subsidiary Companies	SUBSIDIARY ENTITIES AND SUBSIDIARY COMPANIES
As of December 31, 2022 and 2021, the Subsidiary Entities consolidated in these financial statements include Pemex Exploration and Production, Pemex Industrial Transformation and Pemex Logistics. Former Subsidiary Entity, Pemex Fertilizers, was also consolidated in these financial statements until December 31, 2020.
As of December 31, 2022 and 2021, the consolidated Subsidiary Companies are as follows:

•P.M.I. Holdings, B.V. (“PMI HBV”) (i)(iii)(x)(xi)
•P.M.I. Trading DAC (“PMI Trading”) (i)(iii)(vii)
•P.M.I. Holdings Petróleos España, S.L.U. (“HPE”) (i)(iii)(v)
•P.M.I. Services North America, Inc. (“PMI SUS”) (i)(iii)(vi)
•P.M.I. Norteamérica, S.A. de C.V. (“PMI NASA”) (i)(iii)(iv)
•P.M.I. Comercio Internacional, S. A. de C. V. (“PMI CIM”) (i)(ii)(iv)
•PMI Campos Maduros SANMA, S. de R. L. de C. V. (“SANMA”) (iii)(iv)
•Pro-Agroindustria, S.A. de C. V. (“AGRO”) (iii)(iv)
•PTI Infraestructura de Desarrollo, S.A. de C.V. (“PTI ID”) (iii)(iv)
•P.M.I. Servicios Portuarios Transoceánico, S.A. de C.V. (“PMI SP”) (i)(iii)(iv)
•Pemex Procurement International, Inc. (“PPI”) (iii)(vi)
•Pemex Finance Limited (“FIN”) (iii)(ix)
•Mex Gas Internacional, S.L. (“MGAS”) (iii)(iv)
•Pemex Desarrollo e Inversión Inmobiliaria, S.A. de C.V. (“PDII”) (iii)(iv)
•KOT Insurance Company, AG. (“KOT”) (iii)(viii)
•PPQ Cadena Productiva, S.L.U. (“PPQCP”) (iii)(iv)
•I.I.I. Servicios, S.A. de C.V. (“III Servicios”) (iii)(iv)
•PMI Ducto de Juárez, S. de R.L. de C.V. (“PMI DJ”) (i)(iii)(iv)
•PMX Fertilizantes Holding, S.A de C.V. (“PMX FH”) (iii)(iv)
•PMX Fertilizantes Pacífico, S.A. de C.V. (“PMX FP”) (iii)(iv)
•Grupo Fertinal, S.A. de C.V. (“GP FER”) (iii)(iv)
•Compañía Mexicana de Exploraciones, S.A. de C.V. (“COMESA”) (ii)(iv)
•P.M.I. Trading México, S.A. de C.V. (“TRDMX”) (i)(iii)(iv)
•Holdings Holanda Services, B.V. (“HHS”) (iii)(xi)
•Deer Park Refining Limited Partnership (“Deer Park” or “DPRLP”) (vi)(xii)
(i)Member Company of the “PMI Subsidiaries.”
(ii)Non-controlling interest company (98.33% in PMI CIM and 60.0% in COMESA).
(iii)Petróleos Mexicanos owns 100.0% of the interests in this Subsidiary Company.
(iv)Operates in Mexico.
(v)Operates in Spain.
(vi)Operates in United States of America.
(vii)Operates in Ireland.
(viii)Operates in Switzerland.
(ix)Operates in Cayman Islands.
(x)This company was liquidated in December 2021.
(xi) Operates in Netherlands.
(xii)This company is consolidated as of January 2022.